SHARE-BASED COMPENSATION	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION

14. SHARE-BASED COMPENSATION

The following table sets forth the amount of share-based compensation expense recognized by the Company by line item on its Condensed Consolidated Statements of Operations for the three and nine months ended September 30, 2022 and 2021 (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2022	2021	2022	2021
Research and development	$863	$152	$1,838	$536
General and administrative	1,305	1,016	4,026	2,849
Total Share Based Compensation	$2,168	$1,168	$5,864	$3,385

2014 Stock Incentive Plan

The Company’s 2014 Stock Incentive Plan, as amended (the “2014 Plan”), was adopted by its board of directors in December 2013 and subsequently approved by its stockholders in January 2014. The 2014 Plan became effective immediately prior to the closing of the Company’s IPO in February 2014 and provides for the grant of incentive and non-qualified stock options, restricted stock awards, restricted stock units (“RSU”), stock appreciation rights and other stock-based awards, with amounts and terms of grants determined by the Company’s board of directors at the time of grant, to the Company’s employees, officers, directors, consultants and advisors.

At the Annual Meeting of the Company’s stockholders in June 2019, the Company’s stockholders approved an amendment to the 2014 Plan that (i) increased by 7.9 million the number of shares of common stock reserved for issuance under the 2014 Plan and (ii) eliminated the “evergreen” or automatic replenishment provision of the 2014 Plan, pursuant to which the number of shares of common stock authorized for issuance under the 2014 Plan was automatically increased on an annual basis. At the Annual Meeting of the Company’s stockholders in May 2021, the Company’s stockholders approved an amendment to the 2014 Plan that increased by 12 million the number of shares of common stock reserved for issuance under the 2014 Plan. There were approximately 3.7 million shares of common stock available for issuance under the 2014 Plan as of September 30, 2022.

Stock options outstanding under the 2014 Plan generally vest over a four-year period at the rate of 25% of the grant vesting on the first anniversary of the date of grant and 6.25% of the grant vesting at the end of each successive three-month period thereafter. Stock options granted under the 2014 Plan are exercisable for a period of ten years from the date of grant. There were approximately 13.0 million stock options outstanding under the 2014 Plan as of September 30, 2022.

On September 9, 2021, the Company’s board of directors and the compensation committee of the board of directors (the “Compensation Committee”)approved a retention program for all then-current employees, except for the Chief Executive Officer, pursuant to which the Company will provide certain incentives designed to retain such employees (the “2021 Retention Program”). Pursuant to the 2021 Retention Program and effective as of October 1, 2021, the Company’s non-executive employees received a combination of a cash bonus award and a one-time RSU award which vested in full on September 30, 2022, subject to continued employment through September 30, 2022. Each RSU represents a contingent right to receive one share of the Company’s common stock.

Also pursuant to the 2021 Retention Program and effective as of October 1, 2021, the Company’s executive officers, except for the Chief Executive Officer, were granted a one-time performance-based restricted stock unit (“PSU”) award equal to the value of approximately fifty percent of then-current base salary. The fair value of PSUs at the grant date was $0.4 million. Each PSU represents a contingent right to receive one share of the Company’s common stock upon the satisfaction of pre-determined performance criteria. Subject to continued employment, such awards vest on September 30, 2023 upon the determination by the Compensation Committee of the level of achievement of certain key milestones consisting of a clinical trial milestone, an employee retention milestone and cash management milestones. As of September 30, 2022, achievement was deemed probable for only the cash management milestone, representing $87,000, 20% of the PSU awards. Therefore, $11,000 and $44,000 have been expensed during the three and nine months ended September 30, 2022, respectively and $43,000 remains measured but unrecognized.

2009 Stock Incentive Plan

The Company maintains a 2009 Stock Incentive Plan, as amended and restated (the “2009 Plan”), which provided for the grant of incentive and non-qualified stock options and restricted stock awards and restricted stock units, with amounts and terms of grants determined by the Company’s board of directors at the time of grant, to its employees, officers, directors, consultants and advisors. Upon the closing of its IPO in February 2014, the Company ceased granting awards under the 2009 Plan and all shares (i) available for issuance under the 2009 Plan at such time and (ii) subject to outstanding awards under the 2009 Plan that expire, terminate or are otherwise surrendered, canceled, forfeited or repurchased without having been fully exercised or resulting in any common stock being issued were carried over to the 2014 Plan. Stock options granted under the 2009 Plan are exercisable for a period of ten years from the date of grant. There were approximately 0.1 million fully vested stock options outstanding under the 2009 Plan as of September 30, 2022.

Out-of-Plan Inducement Grants

From time to time, the Company has granted equity awards to its newly hired employees, including executives, in accordance with Nasdaq employment inducement grant exemption (Nasdaq Listing Rule 5635(c)(4)). Such grants are made outside of the 2014 Plan and act as an inducement material to the employee’s acceptance of employment with the Company. There were approximately 3.1 million stock options outstanding which were granted as employment inducement awards outside of the 2014 Plan as of September 30, 2022.

Stock Options

The following table sets forth a summary of the Company’s total stock option activity, including awards granted under the 2014 Plan and the 2009 Plan and inducement grants made outside of stockholder approved plans, for the nine months ended September 30, 2022:

			Weighted-
			Average
	Number of		Remaining	Aggregate
	Shares under	Weighted-	Contractual	Intrinsic
	Option	Average	Life	Value
	(in thousands)	Exercise Price	(in years)	(in thousands)
Outstanding at December 31, 2021	15,703	$1.93	8.03	$82
Granted	1,510	$0.72
Exercised	—	—
Canceled or forfeited	(1,011)	2.10
Outstanding at September 30, 2022	16,202	$1.81	7.41	DM
Exercisable at September 30, 2022	10,494	$1.72	6.94	DM

The Company recognized share-based compensation expense, related to stock options, of $1.0 million and $3.5 million for the three and nine months ended September 30, 2022, respectively and $1.2 million and $3.4 million for the three and nine months ended September 30, 2021, respectively. As of September 30, 2022, there was $6.4 million of total unrecognized compensation cost related to unvested stock options which the Company expects to recognize over a weighted-average period of 2.09 years. The weighted-average grant-date fair value of stock options granted during the nine months ended September 30, 2022 and 2021 were $0.46 and $2.20, respectively. No stock options were exercised during the nine months ended September 30, 2022.

For the nine months ended September 30, 2022 and 2021, the grant-date fair value of stock options was determined using the following weighted-average inputs and assumptions in the Black-Scholes option pricing model:

	September 30, 2022	September 30, 2021
Fair market value	$0.72	$3.40
Grant exercise price	$0.72	$3.40
Expected term (in years)	6.0	6.03
Risk-free interest rate	2.1%	0.9%
Expected volatility	71.8%	74.6%
Dividend yield	—%	—%

Restricted Stock Units and Performance Stock Units

The following table sets forth a summary of the Company’s RSU and PSU activity for the nine months ended September 30, 2022:

	Restricted Stock	Weighted Average
	Units	Grant Date Fair
	(in thousands)	Value
Unvested at December 31, 2021	3,041	$0.80
Granted RSU	4,160	$0.68
Cancelled RSU	(217)	$0.75
Released RSU	(3,293)	$0.76
Granted PSU	1,004	$0.67
Unvested at September 30, 2022	4,695	$0.68

The Company did not grant any RSUs or PSUs during the nine months ended September 30, 2021.

The share-based compensation expense related to RSUs and PSUs for the three and nine months ended September 30, 2022 was $1.2 million and $2.4 million, respectively. There was no shared-based compensation expense related to RSUs and PSUs for the three and nine months ended September 30, 2021. As of September 30, 2022, there was $1.8 million of total unrecognized compensation cost related to unvested RSUs and PSUs.

14. SHARE-BASED COMPENSATION

The following table sets forth the amount of share-based compensation expense recognized by the Company by line item on its Consolidated Statements of Operations and Comprehensive Loss for the years ended December 31, 2021, 2020 and 2019 (in thousands):

	Year ended December 31,
	2021	2020	2019
Research and development	$973	$350	$188
General and administrative	4,170	1,407	1,049
Total Share Based Compensation	$5,143	$1,757	$1,237

2014 Stock Incentive Plan

The Company’s 2014 Stock Incentive Plan, as amended (the “2014 Plan”), was adopted by its board of directors in December 2013 and subsequently approved by its stockholders in January 2014. The 2014 Plan became effective immediately prior to the closing of the Company’s IPO in February 2014 and provides for the grant of incentive and non-qualified stock options, restricted stock awards and restricted stock units, stock appreciation rights and other stock-based awards, with amounts and terms of grants determined by the Company’s board of directors at the time of grant, to the Company’s employees, officers, directors, consultants and advisors.

At the Annual Meeting of the Company’s stockholders in June 2019, the Company’s stockholders approved an amendment to the 2014 Plan that (i) increased by 7.9 million the number of shares of common stock reserved for issuance under the 2014 Plan and (ii) eliminated the “evergreen” or automatic replenishment provision of the 2014 Plan, pursuant to which the number of shares of common stock authorized for issuance under the 2014 Plan was automatically increased on an annual basis. At the Annual Meeting of the Company’s stockholders in May 2021, the Company’s stockholders approved an amendment to the 2014 Plan that increased by 12 million the number of shares of common stock reserved for issuance under the 2014 Plan. There were approximately 8.9 million shares of common stock available for issuance under the 2014 Plan as of December 31, 2021.

Stock options outstanding under the 2014 Plan generally vest over a four-year period at the rate of 25% of the grant vesting on the first anniversary of the date of grant and 6.25% of the grant vesting at the end of each successive three-month period thereafter. Stock options granted under the 2014 Plan are exercisable for a period of ten years from the date of grant. There were approximately 12.8 million stock options outstanding under the 2014 Plan as of December 31, 2021.

On September 9, 2021, the Board of Directors and the Compensation Committee of the Company approved a retention program for all current employees, except for the Chief Executive Officer, pursuant to which the Company will provide certain incentives designed to retain such employees (the “Retention Program”). Pursuant to the Retention Program and effective as of October 1, 2021, the Company’s non-executive employees received a combination of a cash bonus award and a one-time restricted stock unit (“RSU”) award which vests in full on September 30, 2022, subject to continued employment through September 30, 2022. Each RSU represents a contingent right to receive one share of the Company’s common stock. The Company recorded an expense of $0.5 million for retention-related RSUs for the year ended December 31, 2021. Additionally, the Company expensed $0.6 million in relation to the cash bonus portion of the retention program.

Also pursuant to the Retention Program and effective as of October 1, 2021, the Company’s executive officers, except for the Chief Executive Officer, were granted a one-time performance-based restricted stock unit (“PSU”) award equal to the value of approximately fifty percent of current base salary. Each PSU represents a contingent right to receive one share of the Company’s common stock upon the satisfaction of pre-determined performance criteria. Subject to continued employment, such awards vest on September 30, 2023 upon the determination by the Compensation Committee of the level of achievement of certain key milestones consisting of a clinical trial milestone, an employee retention milestone and cash management milestones. As none of the retention milestones were met in the year ended December 31, 2021 and achievement was deemed not probable, the Company did not record expenses for retention-related PSUs. As of December 31, 2021, the unrecognized compensation expense for the retention-related PSUs, granted on October 1, 2021, was $0.4 million.

A summary of the status of restricted stock units is presented below:

Restricted Stock Units (in thousands)
Unvested at December 31, 2020	—
Granted RSU	2,482
Granted PSU	559
Unvested at December 31, 2021	3,041

The weighted average remaining contractual life of unvested RSUs and PSUs as of December 31, 2021 is 9.75 years. The Company did not grant restricted stock units during the years ended December 31, 2020 and 2019.

2009 Stock Incentive Plan

The Company maintains a 2009 Stock Incentive Plan, as amended and restated (the “2009 Plan”), which provided for the grant of incentive and non-qualified stock options and restricted stock awards and restricted stock units, with amounts and terms of grants determined by the Company’s board of directors at the time of grant, to its employees, officers, directors, consultants and advisors. Upon the closing of its IPO in February 2014, the Company ceased granting awards under the 2009 Plan and all shares (i) available for issuance under the 2009 Plan at such time and (ii) subject to outstanding awards under the 2009 Plan that expire, terminate or are otherwise surrendered, canceled, forfeited or repurchased without having been fully exercised or resulting in any common stock being issued were carried over to the 2014 Plan. Stock options granted under the 2009 Plan are exercisable for a period of ten years from the date of grant. There were approximately 0.1 million fully vested stock options outstanding under the 2009 Plan as of December 31, 2021.

Out-of-Plan Inducement Grants

From time to time, the Company has granted equity awards to its newly hired employees, including executives, in accordance with the Nasdaq Stock Market LLC (“Nasdaq”) employment inducement grant exemption (Nasdaq Listing Rule 5635(c)(4)). Such grants are made outside of the 2014 Plan and act as an inducement material to the employee’s acceptance of employment with the Company. There were approximately 2.8 million stock options outstanding which were granted as employment inducement awards outside of the 2014 Plan as of December 31, 2021.

Stock Options

The following table sets forth a summary of the Company’s total stock option activity, including awards granted under the 2014 Plan and 2009 Plan and inducement grants made outside of stockholder approved plans, for the years ended December 31, 2021, 2020 and 2019:

			Weighted-
			Average
	Number of		Remaining	Aggregate
	Shares under	Weighted-	Contractual	Intrinsic
	Option	Average	Life	Value
	(in thousands)	Exercise Price	(in years)	(in thousands)
Outstanding at December 31, 2018	3,942	$2.12	9.14	$57
Granted	3,986	$1.02
Exercised	(90)	$1.10
Canceled or forfeited	(1,602)	$1.78
Outstanding at December 31, 2019	6,236	$1.52	8.83	$358
Granted	4,044	$0.87
Exercised	(12)	$1.13
Canceled or forfeited	(121)	$1.04
Outstanding at December 31, 2020	10,147	$1.26	8.50	$3,160
Granted	8,273	$3.32
Exercised	(34)	$1.23
Canceled or forfeited	(2,683)	$3.70
Outstanding at December 31, 2021	15,703	$1.93	8.03	$82
Exercisable at December 31, 2021	7,562	$1.65	7.41	$59

The Company recognized share-based compensation expense of $5.1 million for the year ended 2021. The stock option related expenses were $4.6 million, $1.8 million and $1.2 million for the years ended December 31, 2021, 2020 and 2019, respectively. The RSU related expense was $0.5 million for the year ended December 31, 2021. The Company did not record RSU related expenses for the years ended December 31, 2020 and 2019. As of December 31, 2021, there was $10.4 million of total unrecognized compensation cost related to non-vested stock options which the Company expects to recognize over a weighted-average period of 2.7 years. The weighted-average grant-date fair value of stock options granted during the year ended December 31, 2021, 2020 and 2019 were $2.16, $0.56 and $1.02, respectively. The total intrinsic value of stock options exercised for the years ended December 31, 2021, 2020 and 2019 was de minimis.

For the years ended December 31, 2021, 2020 and 2019, the grant-date fair value of stock options was determined using the following weighted-average inputs and assumptions in the Black-Scholes option pricing model:

	Year ended December 31,
	2021	2020	2019
Fair market value	$3.32	$0.87	$1.02
Grant exercise price	$3.32	$0.87	$1.02
Expected term (in years)	6.0	6.1	6.0
Risk-free interest rate	0.9%	1.3%	2.1%
Expected volatility	74.6%	71.5%	78.1%
Dividend yield	—%	—%	—%